Contingencies and Other Matters - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [abstract]
Percentage of liability for responses costs	30.00%
Reimbursement of response costs	$ 3
Estimated total cost commitment	$ 80
Government national plan to put price on carbon emission beginning in 2018	$10 per tonne
Government national plan to put price on carbon emission each year increasing by through 2022	$10 per tonne